Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Debt Disclosure [Abstract]
2019	¥ 470,042
2020	301,049
2021	278,302
2022	186,835
2023	148,081
Thereafter	1,420,527
Total	¥ 2,804,836